Accrued Expenses and Other Payables (Details) - Schedule of accrued expenses and other payables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of accrued expenses and other payables [Abstract]
Accrued expenses	$ 16,103	$ 6,838
Government authorities	4,984	3,221
Warranty provision	1,531	3,640
Provision for returns	1,084	2,178
Professional services	1,890	1,410
Total	$ 25,592	$ 17,287